CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 11,548	$ 535
Accounts receivable, net	59,355	19,680
Other receivables and prepayments	169	757
Consideration receivable from Sale of Honesty Group		57,478
Inventories	5,725	1,864
Advances to suppliers	28,511	4,609
Other current assets	78	60
Total current assets	105,386	84,983
PLANT AND EQUIPMENT, NET	261	218
Total assets	105,647	85,201
CURRENT LIABILITIES
Short-term loan	6,230
Accounts payable, trade	12,038	4,609
Accrued liabilities	156	353
Short-term loan - shareholder	209	209
Other payables	379	344
Customer deposits	1,155	153
Taxes payable	7,147	5,552
Total current liabilities	27,314	11,220
OTHER LIABILITIES
Warrant derivative liability	18	93
Total liabilities	27,332	11,313
Commitments and contingencies
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2012 and December 31, 2011
Common stock, $0.001 par value, 50,000,000 shares authorized, 17,465,356 and 17,258,356 shares issued and outstanding as of December 31, 2012 and 2011, respectively	17	17
Paid-in-capital	24,828	24,555
Statutory reserves	401	54
Retained earnings	53,044	49,178
Accumulated other comprehensive income	25	84
Total shareholders' equity	78,315	73,888
Total liabilities and shareholders' equity	$ 105,647	$ 85,201